Loan Payables	12 Months Ended
Dec. 31, 2022
Loans Payables [Abstract]
LOAN PAYABLES

16. LOAN PAYABLES

Loan payables were as follows as of the respective balance sheet dates:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Loan payables, current portion	500	6,500	942
Loan payables, non-current portion	6,500	-	-
	7,000	6,500	942

On September 17, 2020, Zhejiang Youguan Automobile Service Co., Ltd. (“ZJ Youguan”) entered into a loan agreement with WuYi Transportation Construction Investment Group Company Limited (“WuYi Transportation Construction”), pursuant to which ZJ Youguan was entitled to borrow a loan of RMB20,000 with a weighted average interest rate of 7.5%. ZJ Youguan drew down the amount in full. On July 1, 2021, ZJ Youguan entered into a supplementary agreement with WuYi Transportation Construction, pursuant to which ZJ Youguan shall fully repay this loan by the end of 2021. ZJ Youguan repaid RMB10,000 on July 27, 2021, RMB2,000 on October 29, 2021, RMB1,000 on December 29, 2021 and RMB500 on July 29, 2022, respectively. As of December 31, 2022, the outstanding balance of this loan is RMB6,500, which is overdue. Relevant legal proceedings are discussed in Note 23 - SUBSEQUENT EVENTS.